Derivatives and Hedging	12 Months Ended
May 31, 2019
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivatives and Hedging

NOTE F — DERIVATIVES AND HEDGING

Derivative Instruments and Hedging Activities

We are exposed to market risks, such as changes in foreign currency exchange rates and interest rates. To manage the volatility related to these exposures, from time to time, we enter into various derivative transactions. We use various types of derivative instruments, including forward contracts and swaps. We formally assess, designate and document, as a hedge of an underlying exposure, each qualifying derivative instrument that will be accounted for as an accounting hedge at inception. Additionally, we assess, both at inception and at least quarterly thereafter, whether the financial instruments used in the hedging transaction are effective at offsetting changes in either the fair values or cash flows of the underlying exposures.

Net Investment Hedge

In October 2017, as a means of mitigating the impact of currency fluctuations on our Euro investments in foreign entities, we executed a fair value hedge and two cross currency swaps, in which we will pay variable rate interest in Euros and receive fixed-rate interest in U.S. dollars with a combined notional amount of approximately €85.25 million ($100 million U.S. dollar equivalent), and which have a maturity date of November 2022. This effectively converts a portion of our U.S. dollar denominated fixed-rate debt to Euro denominated variable rate debt. The fair value hedge is recognized at fair value in our Consolidated Balance Sheets, while changes in the fair value of the hedge are recognized in interest expense in our Consolidated Statements of Income. We designated the swaps as net investment hedges of our net investment in our European operations under ASU 2017-12 and applied the spot method to these hedges. The changes in fair value of the derivative instruments that are designated and qualify as hedges of net investments in foreign operations are recognized in accumulated other comprehensive income (“AOCI”) to offset the changes in the values of the net investments being hedged.  Amounts released from AOCI and reclassified into interest expense did not have a material impact on our Consolidated Financial Statements for any period presented.

Derivatives Designated as Cash Flow Hedging Instruments

We have designated certain forward contracts as hedging instruments pursuant to ASC No. 815 (“ASC 815”), “Derivatives and Hedging.” Changes in the fair value of these highly effective hedges are recorded as a component of AOCI. During the period in which a forecasted transaction affects earnings, amounts previously recorded as a component of AOCI are reclassified into earnings as a component of cost of sales.  Amounts released from AOCI and reclassified into earnings did not have a material impact on our Consolidated Financial Statements for any period presented. As of May 31, 2019, there are no contracts held to sell international currencies.  As of May 31, 2018, the notional amount of the forward contracts held to sell international currencies was $8.7 million.

Derivatives Not Designated as Hedges

At May 31, 2019 and 2018, we held one and four foreign currency forward contracts, respectively, which were designed to reduce our exposure to changes in the cash flows of intercompany foreign-currency-denominated loans related to changes in foreign currency exchange rates by fixing the functional currency cash flows.  These contracts have not been designated as hedges; therefore, the changes in fair value of these derivatives are recognized in earnings as a component of other (income) expense. Amounts recognized in earnings did not have a material impact on our Consolidated Financial Statements for any period presented. As of May 31, 2019 and May 31, 2018, the notional amounts of the forward contracts held to purchase foreign currencies was $38.7 million and $147.4 million, respectively.

Disclosure About Derivative Instruments

All of our derivative assets and liabilities measured at fair value are classified as Level 2 within the fair value hierarchy. We determine the fair value of our derivatives based on valuation methods, which project future cash flows and discount the future amounts to present value using market-based observable inputs, including interest rate curves, foreign currency rates, as well as future and basis point spreads, as applicable.

The fair values of qualifying and non-qualifying instruments used in hedging transactions as of May 31, 2019 and May 31, 2018 are as follows:

(In thousands)			Fair Value
Derivatives Designated as Hedging Instruments		Balance Sheet Location	May 31, 2019	May 31, 2018
Assets:
	Foreign Currency Exchange (Cash Flow)	Other Current Assets	-	133
	Interest Rate Swap (Fair Value)	Other Current Assets	513	-
	Cross Currency Swap (Net Investment)	Other Current Assets	2,482	2,580
	Cross Currency Swap (Net Investment)	Other Assets (Long-Term)	6,163	1,986
Liabilities:
	Interest Rate Swap (Fair Value)	Other Accrued Liabilities	230	441
	Cross Currency Swap (Net Investment)	Other Long-Term Liabilities	4,276	5,293
	Interest Rate Swap (Fair Value)	Other Long-Term Liabilities	-	2,634

(In thousands)			Fair Value
Derivatives Not Designated as Hedging Instruments		Balance Sheet Location	May 31, 2019	May 31, 2018
Assets:
	Foreign Currency Exchange	Other Current Assets	51	7
Liabilities:
	Foreign Currency Exchange	Other Accrued Liabilities	-	2,985